Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Common Shares, Warrants, Units, Debt Securities Subscription Receipts
Amount Registered | shares	656,508,629
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 656,508,629.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 90,663.84
Offering Note	There are being registered under this Registration Statement such indeterminate number of common shares, warrants, units, debt securities and subscription receipts of the Registrant, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$1,234,209,379.99 (converted from CAD$1,700,000,000 at an exchange rate of US$1.00 = CAD$1.3774, which was the daily average exchange rate reported by the Bank of Canada on December 18, 2025). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends, distributions or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act. This Registration Statement relates to an aggregate of US$1,234,209,379.99 of securities (converted from CAD$1,700,000,000 at an exchange rate of US$1.00 = CAD$1.3774, which was the daily average exchange rate reported by the Bank of Canada on December 18, 2025), including, pursuant to Rule 429 under the Securities Act, US$577,700,751.01 (converted from CAD$800,000,000 at an exchange rate of US$1.00 = CAD$1.3848, which was the daily average exchange rate reported by the Bank of Canada on September 12, 2025) of securities that were previously registered under the Registrant's Registration Statement on Form F-10 (File No. 333-289139), initially filed on July 31, 2025, as amended on September 17, 2025 and which became effective on September 17, 2025.